Redeemable Convertible Preferred Stock (Narrative) (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended							1 Months Ended					1 Months Ended					1 Months Ended	12 Months Ended							12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jul. 14, 2007 Series C Preferred Stock [Member]	Nov. 30, 2009 Series C Preferred Stock [Member]	Sep. 30, 2009 Series C Preferred Stock [Member]	May 31, 2009 Series C Preferred Stock [Member]	Jun. 30, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2009 Series C Preferred Stock [Member]	May 31, 2009 Series E Preferred Stock [Member]	Jun. 30, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2009 Series E Preferred Stock [Member]	Nov. 30, 2009 Series F Preferred Stock [Member]	Jun. 30, 2012 Series F Preferred Stock [Member]	Dec. 31, 2011 Series F Preferred Stock [Member]	Dec. 31, 2010 Series F Preferred Stock [Member]	Dec. 31, 2009 Series F Preferred Stock [Member]	Mar. 31, 2011 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]	Jun. 30, 2012 Series G Preferred Stock [Member]	Dec. 31, 2010 Series G Preferred Stock [Member]	Dec. 31, 2009 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member] Minimum [Member]	Dec. 31, 2011 Series G Preferred Stock [Member] Maximum [Member]	Jun. 30, 2012 Preferred Stock [Member]	Dec. 31, 2011 Series E And Series F Preferred Stock [Member]	Dec. 31, 2011 Series E And Series F Preferred Stock [Member] Minimum [Member]
Temporary Equity [Line Items]
Preferred stock authorized		10,000,000		18,554,573																											10,000,000
Preferred stock outstanding, shares	23,467,219	0	16,180,448	18,554,573	16,554,573
Redeemable convertible preferred stock, shares		0	2,964,594	4,912,646	2,964,594											1,947,419	1,947,419	1,947,419			1,017,175	1,017,175	1,017,175		1,948,052
Stock Issued During Period, Shares, Conversion of Convertible Securities	46,934,438	9,825,292
Convertible preferred stock converted,shares		2
Cumulative annual dividends						$ 0.0716
Dividends payable in shares of common stock						$ 0.90
Preferred stock cumulative dividends paid									$ 0.90
Preferred stock paid in kind dividend, shares									1,407,820
Aggregate proceeds from issuance of initial public offering	$ 185,700,000																								$ 75,000,000							$ 75,000,000
Issuance price per share	$ 0.0005	$ 0.0005		$ 0.0005	$ 0.0005																								$ 10.27	$ 7.70			$ 10.27
Date of redemption by Series G stockholders to demand the Company																									May 01, 2016
Redemption price per share plus any declared and unpaid dividends																$ 10.27					$ 12.8375				$ 15.4000
Liquidation price per share plus any declared and unpaid dividends																$ 10.2700					$ 12.8375				$ 15.4000
Issuance of stock (in shares)	9,775,000													1,947,419					1,017,175					1,948,052
Per share price paid on the issuance of preferred stock														$ 10.27					$ 12.84					$ 15.40
Proceeds from issuance of stock														19,980,000					13,100,000					30,000,000
Number of shares repurchased and retired							2,657,049	436,090	2,772,783
Total value of shares repurchased and retired			$ 101,458,000				$ 29,800,000	$ 4,100,000	$ 25,900,000
Preferred stock, repurchase price paid per share							$ 11.21	$ 9.34	$ 9.34
Preferred stock, premium price paid per share on repurchase							$ 9.42	$ 7.55	$ 7.55
Preferred stock, carrying value per share							$ 1.79	$ 1.79	$ 1.79